Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	Apr. 10, 2017	May 31, 2016	May 31, 2015	May 31, 2014
C000017685 [Member]
Account Value [Line Items]
Account Value	$ 13,741	$ 13,049	$ 13,538	$ 14,513	$ 12,660	$ 12,871	$ 12,139	$ 11,576		$ 11,377	$ 10,543	$ 10,000
C000088012 [Member]
Account Value [Line Items]
Account Value	14,017	13,285	13,755	14,716	12,812	13,000	12,236	11,645		11,422	10,564	10,000
C000189766 [Member]
Account Value [Line Items]
Account Value	12,334	11,673	12,096	12,937	11,260	11,421	10,736	10,225	$ 10,000
C000017686 [Member]
Account Value [Line Items]
Account Value	12,799	12,186	12,674	13,621	11,911	12,140	11,478	10,973		10,811	10,044	9,550
C000017688 [Member]
Account Value [Line Items]
Account Value	12,435	11,928	12,500	13,535	11,925	12,245	11,653	11,235		11,141	10,428	10,000
C000017689 [Member]
Account Value [Line Items]
Account Value	12,015	11,686	11,677	12,427	11,669	11,430	10,827	10,724		10,632	10,159	10,000
C000017691 [Member]
Account Value [Line Items]
Account Value	12,257	11,898	11,865	12,612	11,819	11,554	10,914	10,798		10,675	10,189	10,000
C000189767 [Member]
Account Value [Line Items]
Account Value	11,561	11,230	11,195	11,887	11,136	10,883	10,285	10,165	10,000
C000088013 [Member]
Account Value [Line Items]
Account Value	11,191	10,912	10,931	11,672	10,978	10,789	10,237	10,174		10,103	9,686	9,550
C000088014 [Member]
Account Value [Line Items]
Account Value	10,872	10,681	10,790	11,599	10,990	10,883	10,403	10,417		10,422	10,067	10,000
S&P National AMT-Free Municipal [Member]
Account Value [Line Items]
Account Value	12,426	12,130	12,062	12,861	12,303	11,845	11,151	11,023		10,898	10,282	10,000
S&P National AMT-Free Municipal (Inception Date 4/10/17) [Member]
Account Value [Line Items]
Account Value	11,464	11,192	11,129	11,866	11,352	10,929	10,288	10,170	10,000
S&P Municipal Bond 50% Investment Grade/50% High Yield [Member]
Account Value [Line Items]
Account Value	13,940	13,269	13,373	14,299	12,969	12,802	12,040	11,589		11,279	10,494	10,000
S&P Municipal Bond 50% Investment Grade/50% High Yield (Inception Date 4/10/17) [Member]
Account Value [Line Items]
Account Value	12,242	11,653	11,744	12,558	11,389	11,243	10,574	10,178	10,000
S&P Intermediate Term National AMT-Free Municipal [Member]
Account Value [Line Items]
Account Value	12,154	11,894	11,758	12,391	11,952	11,528	10,891	10,829		$ 10,692	$ 10,196	$ 10,000
S&P Intermediate Term National AMT-Free Municipal (Inception Date 4/10/17) [Member]
Account Value [Line Items]
Account Value	$ 11,399	$ 11,154	$ 11,027	$ 11,620	$ 11,209	$ 10,811	$ 10,213	$ 10,155	$ 10,000